Nature of Business and Going Concern	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Nature of Business and Going Concern [Abstract]
NATURE OF BUSINESS AND GOING CONCERN
1 – NATURE OF BUSINESS AND GOING CONCERN

Overview

Health Revenue Assurance Holdings, Inc. (the “Company”) is a trusted source of timely, accurate and critical resources, technology and information that supports the performance of revenue integrity in assuring the existence of healthcare organizations. The Company and its subsidiaries’ products and services include business intelligence technology solutions, contract coding, billing, coding and compliance audits, education, revenue cycle consulting, physician services and ICD-10 transition services. The Company provides customized solutions to its clients with the highest regard for ethical standards and responsibility.

Dream Reachers, LLC, owns the Company’s offices and is the borrower on a mortgage loan related to such offices. Dream Reachers, LLC does not engage in real estate rental business. Its offices are occupied by Health Revenue Assurance Associates, Inc. (“HRAA”) at no cost and HRAA pays the related mortgage’s principal and interest, taxes and maintenance. The Company’s subsidiary HRAA is the sole member effective May 2011. Dream Reachers has been treated as a Subsidiary for accounting purposes in the Company’s unaudited condensed consolidated financial statements for all periods presented. (see Note 2)

Going Concern

The Company’s future success is dependent upon its ability to achieve profitable operations and generate cash from operating activities, and upon additional financing, Management believes they can raise the appropriate funds needed to support their business plan and develop an operating company which is cash flow positive.

However, as of September 30, 2013, the Company has an accumulated deficit and for the three and nine months ended September 30, 2013, incurred net losses, and has used net cash in operations. The Company has not been able to generate sufficient cash from operating activities to fund its on-going operations. There is no guarantee that the Company will be able to generate enough revenue and/or raise capital to support its operations. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The unaudited condensed consolidated financial statements do not include any adjustments relating to the recoverability or classification of recorded assets and liabilities that might result should the Company be unable to continue as a going concern.

As of September 30, 2013, the Company has a cash balance of approximately $186,000. The Company is currently addressing the going concern and liquidity issues. The Company expects an increase in cash flow as the result of a growing customer demand for medical billing, IT consulting, training, education and services. In addition, the Company is evaluating financing opportunities through either equity or debt financing or a combination of both.

On November 12, 2013, the Company entered into a Securities Purchase Agreement for the equity sale of $5.4 million in Series A 8% convertible preferred stock (the “Series A Preferred Stock”) and warrants to purchase shares of the Company’s common stock. The net proceeds to the Company after commissions, professional fees, and payment of shareholder loans is $4,322,000. The net raise is sufficient to fund on-going operations for the next several months. However, the funding is not sufficient to alleviate the on-going concern issue. (see Note 11)

1 – NATURE OF BUSINESS AND GOING CONCERN

Overview

Health Revenue Assurance Holdings, Inc. (the “Company”) is a trusted source of timely, accurate and critical resources, technology and information that supports the performance of revenue integrity in assuring the existence of healthcare organizations. The company and its subsidiaries’ products and services include business intelligence technology solutions, contract coding, billing, coding and compliance audits, education, revenue cycle consulting, physician services and ICD-10 transition services. The Company provides customized solutions to its clients with the highest regard for ethical standards and responsibility.

On August 15, 2011, Health Revenue Assurance Associates, Inc. (HRAA) the Company's subsidiary, entered into an Agreement and Plan of Merger with HRM, LLC, a Colorado limited liability corporation. HRAA was the surviving entity with HRM, LLC ceasing to exist.  HRM, LLC was inactive with no assets or liabilities and accordingly the shares issued to the owner of HRM, LLC were accounted for as compensation under an employment agreement with that owner.

Dream Reachers, LLC, owns the Company’s offices and is the borrower on a mortgage loan related to such offices. Dream Reachers, LLC does not engage in real estate rental business. Its offices are occupied by HRAA at no cost and HRAA pays the related mortgage’s principal and interest, taxes and maintenance. The Company’s subsidiary HRAA is the sole member effective May 2011. Dream Reachers has been treated as a Subsidiary for accounting purposes in the Company’s consolidated financial statements for all periods presented. (see Note 2)

On February 10, 2012, HRAA entered into a Merger agreement with Health Revenue Assurance Holdings, Inc. (formerly known as Anvex International, Inc.) "HRAH" (a Nevada incorporated publicly-held company) and its subsidiary Health Revenue Acquisition Corporation (Acquisition Subsidiary) which was treated for accounting purposes as a reverse recapitalization with HRAA considered the accounting acquirer.  Each share of HRAA's common stock was exchanged for the right to receive approximately 1,271 shares of HRAH’s common stock. Before their entry into the Merger Agreement, no material relationship existed between HRAH or Acquisition Sub and HRAA. (see Note 11)

On April 13, 2012, the Company’s Board of Directors unanimously approved a change in the Company’s name from Anvex International, Inc. to Health Revenue Assurance Holdings, Inc.

On April 13, 2012, the Company’s Board of Directors authorized a 12.98 for 1 split of its common stock to stockholders of record as of April 13, 2012. Shares resulting from the split were issued on April 26, 2012. In connection therewith, the Company transferred $32,747 from additional paid in capital to common stock, representing the par value of additional shares issued. As a result of the stock split, fractional shares were rounded up. All share and per share amounts for all periods presented have been retroactively adjusted to reflect the stock split. (see Note 12)

Going Concern

The Company’s future success is dependent upon its ability to achieve profitable operations and generate cash from operating activities, and upon additional financing, management believes they can raise the appropriate funds needed to support their business plan and develop an operating company which is cash flow positive.

However, as of December 31, 2012, the Company has a stockholders' deficit and for the year-ended ended December 31, 2012, incurred substantial net losses, and has used net cash in operations.  The Company has not been able to generate sufficient cash from operating activities to fund its ongoing operations. There is no guarantee that the Company will be able to generate enough revenue and/or raise capital to support its operations. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The consolidated financial statements do not include any adjustments relating to the recoverability or classification of recorded assets and liabilities that might result should the Company be unable to continue as a going concern.

As of December 31, 2012 the Company has a cash balance of approximately $894,000, of which $815,000 was received from new loans in December 2012. In January and February 2013, the Company received an additional $1,220,000 in loan proceeds from various investors.